Share repurchase program (Narrative) (Detail) shares in Millions, $ in Millions, SFr in Billions	12 Months Ended
	Dec. 31, 2019 CHF (SFr) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2018 USD ($) shares
Share Repurchse Program [Line Items]
Shares aquired as part of the share repurchase program | shares	69	69	48	48
Amount invested to aquired own registered shares as part of the share repurchase program | $		$ 806		$ 762
2018-2021
Share Repurchse Program [Line Items]
Maximum amount intended for the purchase of own registered shares as part of the share repurchase program | SFr	SFr 2		SFr 2